STOCKHOLDERS' EQUITY (DEFICIT) (Details Narrative) - USD ($)							1 Months Ended				3 Months Ended					4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jul. 10, 2020	Apr. 03, 2020	Feb. 12, 2020	Nov. 24, 2017	Apr. 30, 2020	Feb. 20, 2020	Aug. 28, 2019	Mar. 31, 2019	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 23, 2018	Mar. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Preferred stock authorized	10,000,000	10,000,000									10,000,000				10,000,000	10,000,000			10,000,000	10,000,000
Issuance of common stock																			$ 9,253,128
Shares available for grant		321,429														321,429			321,429
Common stock issued for services														$ 7,500					$ 52,500	$ 32,917
Treasury stock	$ 157,452	$ 157,452									$ 157,452				$ 157,452	$ 157,452			$ 157,452	$ 157,452				$ 148,000
Treasury stock shares	1,324	1,324									1,324				1,324	1,324			1,324	1,324				235
Repurchase of common stock																				$ 7,993
Number of options expired											102,800
Proceeds from warrants exercise																				$ 2,318,020
Total compensation cost for stock options not yet recognized	$ 284,784	$ 264,256									$ 284,784					$ 264,256			$ 264,256
Common stock par value	$ 0.001	$ 0.001									$ 0.001				$ 0.001	$ 0.001			$ 0.001	$ 0.001
Total compensation cost for stock options not yet recognized, period											3 years
Strike price of the cancelled options											$ 14.00
Proceeds from issuance of preffeed stock											$ 4,500,000
Options to purchase shares of common stock											471,898								451,898
Employee stock options [Member]
Class of Stock [Line Items]
Exercise price	4.74										$ 4.74
Day of issuance	$ 4.70										$ 4.70
Expected term											2 years 9 months
Expected volatility											81.00%
Dividend rate											0.255%
Shareholder [Member]
Class of Stock [Line Items]
Exercise price										$ 9.10
Warrants to purchase shares of common stock										214,286
Reduced exercise price										$ 7.70
Maximum number of shares was increased											321,429
Shareholder [Member]
Class of Stock [Line Items]
Proceeds from warrants exercise																			$ 1,650,000
Shareholder [Member]
Class of Stock [Line Items]
Market value of stock repurchased																				$ 9.09	$ 6.30
Repurchase of common stock																				$ 753	$ 140
Shareholder [Member]
Class of Stock [Line Items]
Market value of stock repurchased																				$ 10.08	$ 7.00
Repurchase of common stock																				$ 115	$ 84
ThinkEquity [Member]
Class of Stock [Line Items]
Issuance of common stock, shares					1,350,000
Common stock par value					$ 0.001
Public offering price					$ 6.00
ThinkEquity [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Issuance of common stock, shares					202,500			192,188
Common stock par value								$ 6.00
Closing date of public offering					Feb. 18, 2020			Feb. 21, 2020
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorized		10,000,000														10,000,000			10,000,000
Preferred stock, shares issued		15,000														15,000			15,000
Conversion price		$ 7.00														$ 7.00			$ 7.00
Conversion of preferred stock																			$ 1,000
Series B Convertible Preferred Stock [Member] | SPA [Member]
Class of Stock [Line Items]
Preferred stock, shares issued						2,830
Exercise price						$ 1,000
Conversion of preferred stock						$ 2,830,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorized	15,000	15,000									15,000				15,000	15,000			15,000	15,000
Preferred stock, shares issued	1,705	1,705				1,705					1,705				1,705	1,705			1,705	1,705
Preferred stock, shares outstanding	1,705	1,705				1,705					1,705				1,705	1,705			1,705	1,705
Warrant [Member]
Class of Stock [Line Items]
Issuance of common stock, shares																	9,878
Number of options issued												67,500
Number of options expired												1,197
Number of forfeited options												9,450
Warrants to purchase shares of common stock										214,286					357		66,756	19,643		357
Proceeds from warrants exercise										$ 1,650,000							$ 514,020	$ 151,250		$ 2,750
Common stock issued for cashless exercise																	46,571
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares converted															375			750
Common Stock [Member]
Class of Stock [Line Items]
Conversion of preferred stock															$ 375,000			$ 750,000
Conversion of stock shares converted															53,571			107,142
Employee Stock Options [Member]
Class of Stock [Line Items]
Common stock on the date of grant, term of the stock option																			not exceed 10 years
Voting rights																			more than 10% of the total combined voting power of all classes of capital stock
Aggregate fair market value of common stock																			$ 100,000
Employees and Directors [Member]
Class of Stock [Line Items]
Stock-based compensation expense											$ 76,301			8,100					$ 454,770	44,874
Board of Directors [Member]
Class of Stock [Line Items]
Exercise price	$ 4.18			$ 4.74							$ 4.18
Common stock issued for services									$ 19,167			$ 37,500	$ 7,500	$ 7,500						$ 13,750
Common stock issued for services, shares									2,484			7,869	1,632	1,611						2,039
Number of options issued				310,290							20,000
Number of forfeited options				161,402
Stock-based compensation expense											$ 7,685
Total compensation cost for stock options not yet recognized, period											2 years 6 months
Exercise price of stock option				$ 6.00
Exercise Amount				$ 149,424
Stock option plan expense											$ 52,758
Unamortized expense	$ 45,073										$ 45,073
Board of Directors [Member] | Before Reclassification [Member]
Class of Stock [Line Items]
Number of options issued				160,866
Number of forfeited options				536
Board of Directors [Member] | Minimum [Member]
Class of Stock [Line Items]
Vesting Period				9 months
Board of Directors [Member] | Maximum [Member]
Class of Stock [Line Items]
Vesting Period				21 months
Key staff members, officers and directors [Member]
Class of Stock [Line Items]
Options exercise price							$ 14.00
Number of options issued							160,866
Key staff members, officers and directors [Member] | Transaction One [Member]
Class of Stock [Line Items]
Options exercise price							$ 4.74
Number of options issued							149,424
Number of forfeited options							536
Key staff members, officers and directors [Member] | Minimum [Member]
Class of Stock [Line Items]
Options exercise price							$ 6.00
New CEO and two key staff members [Member]
Class of Stock [Line Items]
Number of options issued																140,000
New CEO and two key staff members [Member] | Minimum [Member]
Class of Stock [Line Items]
Options exercise price		$ 4.18														$ 4.18			$ 4.18
New CEO and two key staff members [Member] | Maximum [Member]
Class of Stock [Line Items]
Options exercise price		$ 4.35														$ 4.35			$ 4.35
Two Directors [Member]
Class of Stock [Line Items]
Number of options issued																				17,144
Board and Former Officer [Member]
Class of Stock [Line Items]
Number of forfeited options																				14,286
CEO [Member]
Class of Stock [Line Items]
Legel fees			$ 17,000
Number of options issued											50,358
Stock-based compensation expense											$ 95,127
2016 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Issuance of Common stock under Awards																			16,327
Shares available for grant																							178,572
2016 Equity Incentive Plan [Member] | Employees and Directors [Member]
Class of Stock [Line Items]
Shares available for grant		451,898														451,898			451,898			160,152
2016 Plan [Member]
Class of Stock [Line Items]
Shares available for grant	178,572										178,572
Number of options issued	311,898	311,898
Non-Plan [Member]
Class of Stock [Line Items]
Number of options issued		140,000